     As filed with the Securities and Exchange Commission on August 14, 2001
                                            Registration Nos. 33-66712, 811-7932
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933 [X]
                         Post-Effective Amendment No. 27
                                       and
                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 29


                               LINDNER INVESTMENTS
               (Exact Name of Registrant as Specified in Charter)

                          520 Lake Cook Road, Suite 320
                            Deerfield, Illinois 60015
                     (Address of Principal Executive Office)

                                 (847) 945-7788
              (Registrant's Telephone Number, Including Area Code)

                        Robert L. Miller, Vice President
                         Lindner Asset Management, Inc.
                          520 Lake Cook Road, Suite 380
                            Deerfield, Illinois 60015
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Paul R. Rentenbach
                               Dykema Gossett PLLC
                             400 Renaissance Center
                             Detroit, Michigan 48243
                                FAX: 313-568-6915

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this
                                                Registration Statement.

--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box):
          [ ] 60 days after filing pursuant to Rule 485(a)(1), or
          [ ] On         , 200  , pursuant to Rule 485(a)(1), or
                  --------    --
          [ ] 75 days after filing pursuant to Rule 485(a)(2), or
          [ ] On         , 200  , pursuant to Rule 485(a)(2).
                 --------     --
          [ ] Immediately upon filing pursuant to Rule 485(b), or
          [X] On August 29, 2001, pursuant to Rule 485(b)
If appropriate, check this box:
          [X] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.
================================================================================

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Preliminary note: The purpose of this filing is to extend the effective date of the Registrant's previously-filed Post-Effective Amendment No. 26 (the "Previous Filing"). Accordingly, the information required by Part A and Part B of Form N-1A is incorporated herein by reference from the Previous Filing.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) Declaration of Trust, dated July 19, 1993 (previously filed as Exhibit 1 to Post-Effective Amendment No. 7 and incorporated herein by reference)
(b) Bylaws (previously filed as Exhibit 2 to Post-Effective Amendment No. 7 and incorporated herein by reference)
(c) Third Amended Certificate of Designation of Series and Classes of Shares (previously filed as Exhibit (c) to Post-Effective Amendment No. 22 and incorporated herein by reference)
(d) (1) Investment Management Agreement, dated as of August 1, 2001, between the Registrant and Lindner Asset Management, Inc. (previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 26 and incorporated herein by reference)
         (2) Form of Sub-Advisory Contract between Lindner Investment Management, Inc., and CastleArk Management, L.L.C., relating to the Lindner Large-Cap Growth Fund (previously filed as Exhibit (d)(2) to Post-Effective Amendment No. 25 and incorporated herein by reference)
         (3) Form of Sub-Advisory Contract between Lindner Investment Management, Inc., and CastleArk Management, L.L.C., relating to the Lindner Small-Cap Growth Fund (previously filed as Exhibit (d)(3) to Post-Effective Amendment No. 25 and incorporated herein by reference)
         (4) Sub-Advisory Contract, dated as of July 6, 2001, between Lindner Investment Management, Inc., and U.S. Bancorp Piper Jaffray Asset Management, Inc., relating to the Lindner Government Money Market Fund (previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 26 and incorporated herein by reference)
(e) Distribution Agreement, dated as of August 1, 2001, between the Registrant and Quasar Distributors, LLC (previously filed as Exhibit
         (e) to Post-Effective Amendment No. 26 and incorporated herein by reference)
(f)      None
(g) Custody Agreement between the Registrant and Star Bank, N.A. (now known as "Firstar Bank, N.A."), dated December 7, 1994 (previously filed as
         Exhibit 8(a) to Post-Effective Amendment No. 7 and incorporated herein by reference)
(h)      (1) Administration Agreement, dated as of August 1,
         2001, between the Registrant and Lindner Asset Management, Inc. (previously filed as Exhibit (h)
         (1) to Post-Effective Amendment No. 26 and incorporated herein by reference)
         (2) Transfer Agent Servicing Agreement, dated February 19, 2001, between the Registrant and Firstar Mutual Fund Services, LLC (previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 25 and incorporated herein by reference)
(i) Opinion and consent of Dykema Gossett PLLC, counsel for the Registrant (previously filed as Exhibit (i) to Post-Effective Amendment No. 24 and incorporated herein by reference)
(j) Independent Auditors' Consent (previously filed as Exhibit (j) to Post-Effective Amendment No. 24 and incorporated herein by reference)
(k)      None

(l)      None
(m)      Distribution Plan pursuant to Rule 12b-1 (previously filed as Exhibit
         (m) to Post-Effective Amendment No. 25 and incorporated herein by reference)
(n)      None
(o)      Reserved
(p) Code of Ethics (previously filed as Exhibit (p) to Post-Effective Amendment No. 24 and incorporated herein by reference)
(z)      (1) Power of Attorney for Eric E. Ryback (previously filed as Exhibit
         (z) to Post-Effective Amendment No. 24 and incorporated herein by reference)
         (2) Power of Attorney for Doug T. Valassis (previously filed as Exhibit
         (z) to Post-Effective Amendment No. 24 and incorporated herein by reference)
         (3) Power of Attorney for John R. Elder (previously filed as Exhibit
         (z) to Post-Effective Amendment No. 24 and incorporated herein by reference)
         (4) Power of Attorney for Robert L. Byman (previously filed as Exhibit
         (z) to Post-Effective Amendment No. 24 and incorporated herein by reference)
         (5) Power of Attorney for Terence P. Fitzgerald (previously filed as Exhibit (z) to Post-Effective Amendment No. 24 and incorporated herein by reference)
         (6) Power of Attorney for Marc P. Hartstein (previously filed as Exhibit (z) to Post-Effective Amendment No. 24 and incorporated herein by reference)
         (7) Power of Attorney for Peter S. Horos (previously filed as Exhibit
         (z) to Post-Effective Amendment No. 24 and incorporated herein by reference)
         (8) Power of Attorney for Donald J. Murphy (previously filed as Exhibit
         (z) to Post-Effective Amendment No. 24 and incorporated herein by reference)
         (9) Power of Attorney for Dennis P. Nash (previously filed as Exhibit
         (z) to Post-Effective Amendment No. 24 and incorporated herein by reference)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25.  INDEMNIFICATION.

         The Declaration of Trust and Bylaws of the Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

         The Registrant's Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement hereof.

         No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

         The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a persons; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

         Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

         This indemnification will be provided with respect to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant's Bylaws.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS WITH INVESTMENT ADVISOR.

         Information concerning the business, profession, vocation, or employment of a substantial nature during the past two fiscal years of each officer and director of the Adviser that also serves as an officer and/or director of the Registrant (i.e., Messrs. Eric E. Ryback, Robert L. Miller and Doug T. Valassis) is set forth in Part B of this Registration Statement under the heading "Management of the Trust", and is incorporated herein by reference. The following chart summarizes the business, profession, vocation, or employment of a substantial nature in which each other officer and director of the Adviser is or has been engaged at any time during the past two fiscal years:


                           Position         Business, Profession,
Name                       with Adviser     Vocation, or Employment
----                       ------------     -----------------------






D. Craig Valassis          Director         Executive Vice President of Franklin
                                            Enterprises, Inc., a private
                                            investment firm located at 520 Lake
                                            Cook Road, Suite 380, Lake Forest,
                                            Illinois 60045.


ITEM 27.  PRINCIPAL UNDERWRITERS.

         (a) Quasar Distributors, LLC ("Quasar") is the Distributor of the Registrant's shares. Quasar also acts as distributor for the following other investment companies:

                  Firstar Funds
                  Cullen Funds Trust
                  Country Growth Fund, Inc.
                  Country Asset Allocation Fund, Inc.
                  Country Tax Exempt Bond Fund, Inc.
                  Country Taxable Fixed Income Series, Inc.
                  Country Money Market Fund
                  Country Long-Term Bond Fund
                  Country Short-Term Government Bond Fund
                  Kit Cole Investment Trust
                  The Hennessy Mutual Funds
                  The Hennessy Funds
                  Jefferson Fund Group Trust
                  Everest Funds
                  Brandywine Blue Fund
                  Light Resolution Funds
                  IPS Funds
                  Glen Ranch Funds
                  The Arbitrage Funds

         (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC, are as follows:

                                    Position and Office                Position and Office
Name                                with Underwriter                   with Registrant
----                                ----------------                   ---------------

James R. Schoenike                  President, Board Member                 None
Donna J. Berth                      Treasurer                               None
James J. Barresi                    Secretary                               None
Joe Redwine                         Board Member                            None
Bob Kern                            Board Member                            None
Paul Rock                           Board Member                            None
Jennie Carlson                      Board Member                            None


         (c)      None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         (1) Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (records relating to its function as transfer agent, fund accounting servicing agent, shareholder servicing agent and sub-administrator).

         (2) Lindner Asset Management, Inc. 520 Lake Cook Road, Suite 380, Deerfield, Illinois 60015 (records relating to its function as investment adviser and administrator).

         (3) Firstar Bank, N.A. 425 Walnut Street, Cincinnati, Ohio 45202 (records relating to its function as custodian).

         (4) U.S. Bancorp Piper Jaffray Asset Management, Inc., 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (records relating to its function as sub-advisor for the Lindner Government Money Market Fund).

         (5) CastleArk Management, L.L.C., 101 North Wacker Drive, Chicago, Illinois 60606 (records relating to its function as sub-advisor for the Lindner Large-Cap Growth Fund and the Lindner Small-Cap Growth Fund).

ITEM 29.  MANAGEMENT SERVICES.

         There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.

ITEM 30.  UNDERTAKINGS.

         Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

         Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Deerfield, and State of Illinois, on the 14th day of August, 2001.

LINDNER INVESTMENTS

By: /S/ ROBERT L. MILLER
    Robert L. Miller, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on August 14, 2001.

/S/ DOUG T. VALASSIS    Chairman and Trustee
Doug T. Valassis

          **            President and Trustee (Principal Executive Officer)
------------------------
Eric E. Ryback

/S/ ROBERT L. MILLER    Vice President, Secretary and Treasurer
Robert L. Miller        (Principal Financial and Accounting Officer)

          **            Trustee
------------------------
Robert L. Byman

          **            Trustee
------------------------
Terrence P. Fitzgerald

          **            Trustee
------------------------
Marc P. Hartstein

          **            Trustee
------------------------
Peter S. Horos

         **             Trustee
------------------------
Donald J. Murphy

         **             Trustee
------------------------
Dennis P. Nash

**Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney previously filed and incorporated herein by reference.

By: /S/ DOUG T. VALASSIS
    Doug T. Valassis, Attorney-in-fact